Capital lease obligation (Details) - CAD	Dec. 31, 2015	Dec. 31, 2014
Capital Lease Obligation Details
Capital lease obligation, Gross	CAD 195,625
Less current portion	34,159
Capital lease obligation, Net	CAD 161,466